Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016
Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund
Prospectus:
Trading Symbol	DSPIX
Dreyfus Bond Market Index Fund | Investor Shares
Prospectus:
Trading Symbol	DBMIX
Dreyfus Bond Market Index Fund | BASIC Shares
Prospectus:
Trading Symbol	DBIRX
Dreyfus Disciplined Stock Fund | Dreyfus Disciplined Stock Fund
Prospectus:
Trading Symbol	DDSTX
Dreyfus Opportunistic Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Class I
Prospectus:
Trading Symbol	DSTRX
Dreyfus Opportunistic Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSTYX
Dreyfus Tax Managed Growth Fund | Class A
Prospectus:
Trading Symbol	DTMGX
Dreyfus Tax Managed Growth Fund | Class C
Prospectus:
Trading Symbol	DPTAX
Dreyfus Tax Managed Growth Fund | Class I
Prospectus:
Trading Symbol	DPTRX
Class B Prospectus | General AMT-Free Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	DMBXX
Dreyfus Class Prospectus | General AMT-Free Municipal Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	DLRXX
Class A and R Prospectus | General AMT-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	DLTXX
Class A and R Prospectus | General AMT-Free Municipal Money Market Fund | Class R
Prospectus:
Trading Symbol	DTMXX
Class A and R Prospectus | General Treasury and Agency Money Market Fund | Class A
Prospectus:
Trading Symbol	DUIXX
Class A and R Prospectus | General Treasury and Agency Money Market Fund | Class R
Prospectus:
Trading Symbol	DUTXX